UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY INTERMEDIATE MATURITY

NEW YORK MUNICIPALS FUND

FORM- NQ

AUGUST 31, 2005

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.1%
Education - 34.0%
$1,000,000	AA-	City University of New York COP, John Jay College, 6.000% due 8/15/06	$1,028,380
710,000	A-	Hempstead Town, NY, IDA Civic Facility Revenue, Adelphi University, 5.250% due 2/1/14	757,861
860,000	Aaa(a)	Huntington Union Free School District, GO, FGIC-Insured, 5.500% due 7/15/11	962,426
		Nassau County, NY, IDA Civic Facility Revenue, Hofstra University Project, MBIA-Insured:
1,250,000	AAA	5.250% due 7/1/13	1,402,987
2,000,000	AAA	5.250% due 7/1/14	2,258,660
600,000	AAA	New York City, NY, IDA Civic Facilities Revenue, New York University Project, AMBAC-Insured, 4.125% due 7/1/11	626,964
		New York State Dormitory Authority Revenue:
2,400,000	AAA	City University Refunding, Series C, AMBAC/TCRS-Insured, 5.750% due 7/1/12 (b)	2,643,912
2,000,000	AAA	City University Systems, 2nd Generation, Series A, FGIC-Insured, 5.000% due 7/1/16	2,130,560
640,000	Aaa(a)	New York Law School, AMBAC-Insured, 5.200% due 7/1/08	677,946
5,190,000	AAA	New York University, Series A, AMBAC-Insured, 5.500% due 7/1/11 (b)	5,798,527
1,370,000	AAA	NYSARC Inc., Series A, FSA-Insured, 5.000% due 7/1/12	1,483,272
3,500,000	AA-	Series B, 5.250% due 5/15/12 (b)(c)	3,827,460
500,000	AAA	Siena College, MBIA-Insured, 5.000% due 7/1/10	540,575
1,100,000	AA	St. Thomas Aquinas, Radian-Insured, 5.000% due 7/1/14	1,155,374
		State University Dormitory Facilities:
4,230,000	AA-	5.250% due 7/1/13 (b)	4,664,632
1,250,000	AA-	5.375% due 7/1/14	1,386,225
1,595,000	AAA	State University Educational Facilities, Series B, FSA/CR-Insured, 5.250% due 5/15/13	1,787,421
		Third General Resolution, Series A:
5,000,000	AA-	5.250% due 11/15/13 (b)	5,505,050
4,950,000	AAA	MBIA/IBC-Insured, 5.250% due 11/15/12 (b)	5,526,279
725,000	AAA	Yeshiva University, AMBAC-Insured, 5.375% due 7/1/15	795,978
		Pulaski, Central School District, NY, GO, FGIC-Insured:
445,000	Aaa(a)	5.000% due 6/15/11	485,682
780,000	Aaa(a)	5.000% due 6/15/12	858,382
		Troy, NY, IDA Civic Facility Revenue, Rensselaer Polytechnic Institute, Series A:
1,150,000	A+	5.500% due 9/1/11	1,274,545
1,100,000	A+	5.500% due 9/1/12	1,229,514
1,000,000	A+	5.500% due 9/1/13	1,119,050

		Total Education	49,927,662

Escrowed to Maturity (d) - 2.1%
535,000	A	Amherst, NY, IDA Lease Revenue, Multi Surface Rink Complex, Series A, 5.050% due 10/1/05	535,851
1,540,000	AAA	Buffalo, NY, GO, School, Series B, FSA-Insured, 4.750% due 2/1/16	1,636,311
295,000	A+	New York City, NY, GO, Series J, 5.000% due 6/1/09	315,370
605,000	AAA	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue, Series F, 5.250% due 6/15/14	651,742

		Total Escrowed to Maturity	3,139,274

Finance - 4.6%
		Municipal Assistance Corp. for the City of Troy, NY:
1,990,000	AAA	Capital Appreciation, Series B, MBIA-Insured, zero coupon to yield 5.690% due 1/15/19	1,155,653
1,080,000	AAA	Series A, MBIA-Insured, 5.000% due 1/15/08	1,124,496

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Finance (continued)
		New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
$1,450,000	AAA	Series A, 4.750% due 11/15/16	$1,519,281
1,600,000	AAA	Series B, MBIA-Insured, 5.250% due 5/1/12	1,778,864
1,000,000	AAA	Series C, 5.375% due 2/1/15	1,105,550

		Total Finance	6,683,844

General Obligation - 12.7%
		Buffalo, NY, GO:
575,000	AAA	General Improvements, Series A, FSA-Insured, 4.500% due 11/15/14	606,389
1,390,000	AAA	Parking, Series C, FSA-Insured, 4.500% due 11/15/14	1,465,880
1,000,000	AAA	Erie County, NY, GO, Public Improvement, Series A, FGIC-Insured, 5.750% due 10/1/11	1,105,340
1,000,000	BBB+	Monroe County, NY, GO, Public Improvement, 6.000% due 3/1/18	1,193,970
		New York City, NY, GO:
1,000,000	AAA	Series B, MBIA/IBC-Insured, 4.900% due 8/1/09	1,062,630
1,455,000	A+	Series J, Unrefunded Balance, 5.000% due 6/1/09	1,543,304
1,340,000	AA-	New York State Thruway Authority, General Revenue, Series E, Unrefunded Balance, 5.000% due 1/1/16	1,411,757
435,000	AAA	Niagara County, NY, GO, Environmental Infrastructure, Series A, MBIA-Insured, 5.250% due 8/15/13	487,057
275,000	Aaa(a)	North Hempstead, NY, GO, 5.000% due 5/15/12	299,747
630,000	Aaa(a)	Nyack, NY, GO, Union Free School District, FGIC-Insured, 5.250% due 12/15/15	722,087
5,000,000	AAA	Puerto Rico Commonwealth, Public Improvement, MBIA-Insured, 5.750% due 7/1/26 (b)	5,546,150
		Suffolk County, NY, GO:
1,880,000	AAA	Public Improvement, Series A, MBIA-Insured, 5.250% due 4/1/13	2,076,197
1,000,000	AAA	Series A, FGIC-Insured, 5.250% due 8/1/13	1,122,810

		Total General Obligation	18,643,318

Government Facilities - 1.4%
1,900,000	AA-	New York State Urban Development Corp. Revenue, Correctional Facilities, Series A, 6.500% due 1/1/09	2,093,344

Hospitals - 3.0%
500,000	AAA	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized, 4.350% due 10/20/11	527,170
		New York State Dormitory Authority Revenue:
1,000,000	AAA	Hospital Insured Mortgage, Series A, AMBAC/FHA-Insured, 5.500% due 2/15/07	1,035,280
1,000,000	AA-	Mental Health Services Facilities Improvement, Series B, 6.000% due 2/15/12	1,124,030
1,500,000	AAA	Municipal Health Facilities Improvement Program, Series 1, FSA-Insured, 5.500% due 1/15/14	1,656,750

		Total Hospitals	4,343,230

Industrial Development - 1.5%
500,000	Baa1(a)	New York City, NY, IDA Civic Facilities Revenue, YMCA Greater New York Project, 6.000% due 8/1/07	517,475
605,000	AA-	Onondaga County, NY, IDA, Syracuse Home Association Project, LOC-HSGC Bank (USA) Inc., 5.000% due 12/1/13	642,171
1,000,000	NR	Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4, 6.750% due 10/1/11 (e)	1,055,460

		Total Industrial Development	2,215,106

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS (continued)
Life Care Systems - 0.7%
$1,000,000	AA	Syracuse, NY, IDA Civic Facility Revenue, Crouse Health Inc., Project, LOC-Fleet National Bank, 5.000% due 1/1/10	$1,032,040

Miscellaneous - 8.8%
1,350,000	BBB+	Albany, NY, Parking Authority Revenue, Series B, 5.250% due 10/15/12	1,425,236
500,000	A	Capital District Youth Center, Lease Revenue, LOC-KeyBank NA, 6.000% due 2/1/17	526,685
1,100,000	AAA	Municipal Assistance Corp. for the City of Troy, NY, Series A, MBIA-Insured, 5.000% due 1/15/16	1,146,222
5,000,000	AA-	New York State Urban Development Corp. Revenue, Correctional & Youth Facilities, Series A, 5.500% due 1/1/17 (b)	5,473,650
1,395,000	AAA	Suffolk County, NY, Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC-Insured, 5.750% due 10/15/11	1,541,419
		Virgin Islands Public Finance Authority Revenue, Senior Lien, Series A:
1,580,000	BBB	5.300% due 10/1/11	1,683,395
1,000,000	BBB	5.500% due 10/1/13	1,069,710

		Total Miscellaneous	12,866,317

Pollution Control - 0.6%
750,000	BBB	Essex County, NY, IDA PCR, International Paper Co. Project, Series C, 5.700% due 7/1/16 (e)	821,655

Pre-Refunded (f) - 3.2%
		New York State Thruway Authority:
205,000	AA-	General Revenue, Series E, Call 1/1/08 @101, 5.000% due 1/1/16	216,546
1,000,000	AAA	Highway & Bridge Transportation Fund, Series A, Call 4/1/11 @101, FGIC-Insured, 5.500% due 4/1/16	1,126,470
		Yonkers, NY, GO:
1,125,000	AAA	Series A, Call 9/1/07 @101.50, FGIC-Insured, 5.000% due 9/1/14	1,187,786
2,050,000	AAA	Series C, Call 6/1/09 @101, FGIC-Insured, 5.000% due 6/1/15	2,213,651

		Total Pre-Refunded	4,744,453

Transportation - 12.9%
		Metropolitan Transportation Authority of New York:
1,500,000	AA-	Series A, 5.500% due 1/1/15	1,707,300
		Service Contract, Series A:
		FGIC-Insured:
3,000,000	AAA	5.250% due 11/15/11 (b)	3,321,510
1,000,000	AAA	5.000% due 7/1/12	1,099,160
2,000,000	AAA	FSA-Insured, 5.500% due 11/15/13	2,259,060
1,500,000	AAA	New York State Thruway Authority, Highway & Bridge Transportation Fund, Series B, MBIA-Insured, 5.250% due 4/1/11	1,650,075
1,600,000	AAA	Niagara Falls, Bridge Commission Toll Revenue, Series B, FGIC-Insured, 5.250% due 10/1/15	1,783,264
		Port Authority of New York & New Jersey Special Obligation Revenue:
3,000,000	AAA	Consolidated, 126th Series, FGIC-Insured, 5.500% due 11/15/11 (b)(e)	3,318,930
		Special Project, JFK International Airport Terminal 6, MBIA-Insured:
1,000,000	AAA	6.000% due 12/1/07 (e)	1,055,030
415,000	AAA	6.250% due 12/1/10 (e)	461,381
2,000,000	AA-	Triborough Bridge & Tunnel Authority New York Revenue, General Purpose, Series A, 5.250% due 1/1/14	2,199,160

		Total Transportation	18,854,870

Utilities - 4.1%
		Long Island Power Authority, Electric System Revenue:
2,000,000	AAA	MBIA-Insured, 5.250% due 4/1/10	2,123,840
1,000,000	AAA	Series A, FSA-Insured, 5.000% due 12/1/15	1,056,460

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Utilities (continued)
$2,500,000	A-	Series B, 5.250% due 6/1/13 (b)	$2,765,575

		Total Utilities	5,945,875

Water and Sewer - 6.5%
1,000,000	AAA	Nassau County, NY, GO, Combined Sewer Districts, Series E, MBIA-Insured, 5.400% due 5/1/10	1,092,550
3,250,000	AAA	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series D, MBIA-Insured, 5.000% due 6/15/15 (b)	3,435,542
		New York State Environmental Facilities Corp., State Clean Water & Drinking:
1,900,000	AAA	Revolving Funds, Series C, 5.250% due 6/15/14	2,090,114
395,000	AAA	Second Resources, Series F, Unrefunded Balance, 5.250% due 6/15/14	419,609
		Suffolk County, NY:
1,390,000	AAA	GO, Southwest Sewer District, MBIA-Insured, 6.000% due 2/1/07 (b)(g)	1,449,158
1,000,000	AAA	Water Authority, Waterworks Revenue, Senior Lien, MBIA-Insured, 5.100% due 6/1/09	1,070,360

		Total Water and Sewer	9,557,333

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $133,989,631)	140,868,321

SHORT-TERM INVESTMENTS(h) - 2.7%
Finance - 1.5%
		New York City Transitional Finance Authority, NY, Revenue:
		New York City Recovery Project, Series 3:
300,000	A-1+	Subseries 3-E, SPA-Landesbank Baden-Wuttemberg, 2.310%, 9/1/05	300,000
200,000	A-1+	Subseries 3-H, SPA-Royal Bank of Canada, 2.280%, 9/1/05	200,000
200,000	A-1+	Subseries, 2A, 2.250%, 9/1/05	200,000
1,500,000	A-1+	New York State LGAC, Refunding, Subordinated Lien, Series 4V, FSA-Insured, SPA-Westdeustche Landesbank, 2.310%, 9/7/05	1,500,000

		Total Finance	2,200,000

Government Facilities - 0.2%
290,000	A-1+	Jay Street Development Corp., Court Facilities Lease Revenue, Series A-4, LOC-Depfa Bank PLC, 2.250%, 9/1/05	290,000

Industrial Development - 0.4%
600,000	A-1+	Nassau County, NY, Industrial Development Agency, Civic Facilities Revenue, Cold Spring Harbor, 2.320%, 9/1/05	600,000

Transportation - 0.6%
		Port Authority of New York & New Jersey, Versatile Structure Obligation:
800,000	A-1+	Series 3, SPA-JP Morgan Chase & Co., 2.310%, 9/1/05	800,000
100,000	A-1+	Series 5, SPA-Bayerische Landesbank, 2.310%, 9/1/05	100,000

		Total Transportation	900,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,990,000)	3,990,000

		TOTAL INVESTMENTS - 98.8% (Cost - $137,979,631#)	144,858,321
		Other Assets in Excess of Liabilities - 1.2%	1,811,157

		TOTAL NET ASSETS - 100.0%	$146,669,478

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody’s Investors Service Inc.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, and securities traded on a when-issued basis.

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

(c)	Variable rate security. Coupon rate disclosed is that which is in effect at August 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Bonds are escrowed to maturity by government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(f)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
CR	— Custodial Receipts
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LGAC	— Local Government Assistance Corporation
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
PCR	— Pollution Control Revenue
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”)—Ratings from “AA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Intermediate Maturity New York Municipals Fund (the “Fund”), is a separate non-diversified investment fund of the Smith Barney Investment Trust (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or for which market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the Portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,885,894
Gross unrealized depreciation	(7,204)

Net unrealized appreciation	$6,878,690

At August 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Notes	435	9/05	$49,284,141	$49,121,016	$163,125

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 28, 2005